Investment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Investment, Net [Abstract]
Schedule of Investment, Net	Investment, net consists of the following:
	As of
	December 31, 2024	June 30, 2025
	US$	US$
Marketable equity securities	6,029	5,694